                                          1933 Act File No. 2-75769
                                          1940 Act File No. 811-3387

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.  33 .......................         X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   27  ....................................         X
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                 FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X on MARCH 31, 2001 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) __ on
_________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

March 31, 2001

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-to-intermediate U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 11

Who Manages the Fund? 12

Financial Information 13

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Report of Ernst & Young LLP, Independent Auditors 26

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified, short-to-intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 4.73% (quarter ended September 30, 1998). Its lowest quarterly return was (1.51%) (quarter ended March 31, 1994).

Average Annual Total Return

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 3 Year Treasury Index (MLTYT) and the Merrill Lynch 3-5 Year Treasury Index (MLTFYT), broad-based market indexes, the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short Intermediate U.S. Government Funds Average (LSIUSGFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expense, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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Calendar Period	Fund	MLTYT	MLTFYT	LSIUSGFA
1 Year	10.18%	10.40%	10.84%	8.54%
5 Years	 5.63%	 6.17%	 6.24%	5.18%
10 Years	 6.62%	 6.97%	 7.49%	6.44%

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.81%

1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2001.

Total Waivers of Fund Expenses	0.24%
Total Actual Annual Fund Operating Expenses (after waivers)	0.57%

2 A portion of the shareholder service fee for the Institutional Shares was voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.01% for the fiscal year ended January 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	83

3 Years	$	259

5 Years	$	450

10 Years	$	1,002

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities to be not less than two years nor more than five years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of three years or greater and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

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  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase;
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  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease; or
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  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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The Financial Highlights for the years ended January 31, 2001 and January 31, 2000 have been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 26.

Year Ended January 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.25	$10.91	$10.73	$10.48	$10.74
Income From Investment Operations:
Net investment income	0.60	0.51	0.55	0.59	0.57
Net realized and unrealized gain (loss) on investments	0.62	(0.66)	0.18	0.25	(0.26)

TOTAL FROM INVESTMENT OPERATIONS	1.22	(0.15)	0.73	0.84	0.31

Less Distributions:
Distributions from net investment income	(0.60)	(0.51)	(0.55)	(0.59)	(0.57)

Net Asset Value, End of Period	$10.87	$10.25	$10.91	$10.73	$10.48

Total Return[1]	12.30%	(1.41%)	7.01%	8.24%	3.01%

Ratios to Average Net Assets:

Expenses	0.57%	0.56%	0.55%	0.54%	0.54%

Net investment income	5.75%	4.80%	5.13%	5.58%	5.42%

Expense waiver/reimbursement[2]	0.24%	0.24%	0.24%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$548,808	$613,346	$739,058	$696,613	$782,056

Portfolio turnover	77%	172%	126%	71%	99%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2001

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--67.5%
$33,500,000	5.625%, 12/31/2002	$34,071,175
28,700,000	5.500%, 3/31/2003	29,163,792
25,000,000	5.500%, 5/31/2003	25,417,500
20,000,000	5.250%, 8/15/2003	20,244,800
26,750,000	4.250%, 11/15/2003	26,394,225
17,000,000	11.875%, 11/15/2003	20,053,540
20,000,000	4.750%, 2/15/2004	19,981,400
59,250,000	5.250%, 5/15/2004	60,029,138
39,500,000	7.250%, 5/15/2004	42,355,613
13,000,000	6.000%, 8/15/2004	13,490,360
38,000,000	7.250%, 8/15/2004	40,942,720
37,400,000	5.875%, 11/15/2004	38,711,618
29,000,000	7.500%, 2/15/2005	31,757,030

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $386,801,186)	402,612,911

	GOVERNMENT AGENCIES--28.7%
25,685,000	Federal Home Loan Bank System, 5.575%, 9/2/2003	25,972,415
37,200,000	Federal Home Loan Bank System, 6.250%, 11/15/2004	38,378,868
20,500,000	Federal Home Loan Bank System, 7.125%, 2/15/2005	21,761,160
8,900,000	Federal Home Loan Bank System, 7.250%, 5/13/2005	9,509,383
15,700,000	Federal Home Loan Bank System, 6.875%, 8/15/2005	16,595,528
29,000,000	Federal Home Loan Bank System, 7.250%, 2/15/2007	31,438,030
25,000,000	Federal Home Loan Bank System, 7.625%, 5/15/2007	27,663,000

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $161,174,809)	171,318,384

	REPURCHASE AGREEMENT--2.1%[1]
12,550,000	Societe Generale Securities Corp., 5.700%, dated 1/31/2001, due 2/1/2001 (at amortized cost)	12,550,000

	TOTAL INVESTMENTS (IDENTIFIED COST $560,525,995)[2]	$586,481,295

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $561,209,529. Unrealized appreciation of investments on a federal tax basis amounts to $25,271,766 at January 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($596,534,823) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001

Assets:
Total investments in securities, at value (identified cost $560,525,995)		$586,481,295
Income receivable		10,733,477
Receivable for shares sold		1,407,685

TOTAL ASSETS		598,622,457

Liabilities:
Payable for shares redeemed	$799,252
Income distribution payable	1,238,995
Accrued expenses	49,387

TOTAL LIABILITIES		2,087,634

Net assets for 54,901,954 shares outstanding		$596,534,823

Net Assets Consist of:
Paid in capital		$607,341,288
Net unrealized appreciation of investments		25,955,300
Accumulated net realized loss on investments		(36,761,849)
Undistributed net investment income		84

TOTAL NET ASSETS		$596,534,823

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$548,808,106 ÷ 50,509,598 shares outstanding		$10.87

Institutional Service Shares:
$47,726,717 ÷ 4,392,356 shares outstanding		$10.87

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2001

Investment Income:
Interest			$38,299,047

Expenses:
Investment adviser fee		$2,423,537
Administrative personnel and services fee		456,231
Custodian fees		32,568
Transfer and dividend disbursing agent fees and expenses		262,265
Directors'/Trustees' fees		16,601
Auditing fees		12,902
Legal fees		4,893
Portfolio accounting fees		118,173
Distribution services fee--Institutional Service Shares		128,788
Shareholder services fee--Institutional Shares		1,385,923
Shareholder services fee--Institutional Service Shares		128,788
Share registration costs		37,969
Printing and postage		26,150
Insurance premiums		2,401
Miscellaneous		16,572

TOTAL EXPENSES		5,053,761

Waivers:
Waiver of distribution services fee--Institutional Service Shares	$(120,157)
Waiver of shareholder services fee--Institutional Shares	(1,330,486)
Waiver of shareholder services fee--Institutional Service Shares	(4,315)

TOTAL WAIVERS:		(1,454,958)

Net expenses			3,598,803

Net investment income			34,700,244

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(8,663,043)
Net change in unrealized appreciation of investments			43,686,792

Net realized and unrealized gain on investments			35,023,749

Change in net assets resulting from operations			$69,723,993

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,700,244	$34,749,589
Net realized loss on investments	(8,663,043)	(16,617,582)
Net change in unrealized appreciation (depreciation)	43,686,792	(29,829,370)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,723,993	(11,697,363)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(31,863,913)	(32,202,985)
Institutional Service Shares	(2,836,011)	(2,548,497)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,699,924)	(34,751,482)

Share Transactions:
Proceeds from sale of shares	216,100,621	316,352,033
Net asset value of shares issued to shareholders in payment of distributions declared	18,295,856	16,880,482
Cost of shares redeemed	(341,781,033)	(408,169,991)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(107,384,556)	(74,937,476)

Change in net assets	(72,360,487)	(121,386,321)

Net Assets:
Beginning of period	668,895,310	790,281,631

End of period (including undistributed net investment income of $84 for the year ended January 31, 2001)	$596,534,823	$668,895,310

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $36,078,316, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$11,004,150

2006	477,074

2008	8,794,378

2009	15,802,714

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

Year Ended January 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,092,773	$158,081,374	26,018,905	$275,393,620
Shares issued to shareholders in payment of distributions declared	1,519,455	15,918,633	1,413,172	14,861,522
Shares redeemed	(25,967,023)	(270,391,850)	(35,297,552)	(372,933,185)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,354,795)	$(96,391,843)	(7,865,475)	$(82,678,043)

Year Ended January 31	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,572,896	$58,019,247	3,881,281	$40,958,413
Shares issued to shareholders in payment of distributions declared	226,939	2,377,223	192,185	2,018,960
Shares redeemed	(6,829,305)	(71,389,183)	(3,346,029)	(35,236,806)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,029,470)	$(10,992,713)	727,437	$7,740,567

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,384,265)	$(107,384,556)	(7,138,038)	$(74,937,476)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended January 31, 2001, were as follows:

Purchases	$460,681,639

Sales	$573,661,627

These purchases and sales of investments represent long-term U.S. government securities.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended January 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended January 31, 1999 were audited by other auditors whose report, dated March 26, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
March 16, 2001

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A Statement of Additional Information (SAI) dated March 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3387

Cusip 31428P103

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8022502A-IS (3/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

March 31, 2001

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-to-intermediate U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the Fund Invests? 6

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 7

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How is the Fund Sold? 7

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How to Purchase Shares 8

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How to Redeem Shares 9

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Account and Share Information 11

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Who Manages the Fund? 12

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Financial Information 13

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Report of Ernst & Young LLP, Independent Auditors 26

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified, short-to-intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns include:

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
  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 4.66% (quarter ended September 30, 1998). Its lowest quarterly return was (1.57%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar period December 31, 2000. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 3 Year Treasury Index (MLTYT) and the Merrill Lynch 3-5 Year Treasury Index (MLTFYT), broad-based market indexes, the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short Intermediate U.S. Government Funds Average (LSIUSGFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	MLTYT	MLTFYT	LSUSTFA	LSIUSGFA
1 Year	9.90%	10.40%	10.84%	7.87%	8.54%
5 Years	5.37%	 6.17%	 6.24%	5.22%	5.18%
Start of Performance[1]	5.74%	 6.33%	 6.86%	5.15%	5.70%

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1 The Fund's Institutional Service Shares start of performance date was May 30, 1992.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.06%

1 Although not contractually obligated to do so, the distributor and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2001.

Total Waivers of Fund Expenses	0.24%
Total Actual Annual Fund Operating Expenses (after waivers)	0.82%

2 The distributor voluntarily waived a portion of the Institutional Service Shares distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.02% for the fiscal year ended January 31, 2001.

3 A portion of the shareholder service fee for the Institutional Service Shares was voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended January 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	108

3 Years	$	337

5 Years	$	585

10 Years	$	1,294

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities to be not less than two years or more than five years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of three years or greater and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase;
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
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease; or
  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

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

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

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What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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The Financial Highlights for the years ended January 31, 2001 and January 31, 2000 have been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 26.

Year Ended January 31	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.25	$10.91	$10.73	$10.48	$10.74
Income From Investment Operations:
Net investment income	0.58	0.48	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.62	(0.66)	0.18	0.25	(0.26)

TOTAL FROM INVESTMENT OPERATIONS	1.20	(0.18)	0.72	0.81	0.28

Less Distributions:
Distributions from net investment income	(0.58)	(0.48)	(0.54)	(0.56)	(0.54)

Net Asset Value, End of Period	$10.87	$10.25	$10.91	$10.73	$10.48

Total Return[1]	12.02%	(1.66%)	6.75%	7.97%	2.76%

Ratios to Average Net Assets:

Expenses	0.82%	0.81%	0.80%	0.79%	0.79%

Net investment income	5.50%	4.58%	4.88%	5.33%	5.16%

Expense waiver/reimbursement[2]	0.24%	0.24%	0.24%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$47,727	$55,549	$51,224	$36,725	$25,791

Portfolio turnover	77%	172%	126%	71%	99%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2001

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--67.5%
$33,500,000	5.625%, 12/31/2002	$34,071,175
28,700,000	5.500%, 3/31/2003	29,163,792
25,000,000	5.500%, 5/31/2003	25,417,500
20,000,000	5.250%, 8/15/2003	20,244,800
26,750,000	4.250%, 11/15/2003	26,394,225
17,000,000	11.875%, 11/15/2003	20,053,540
20,000,000	4.750%, 2/15/2004	19,981,400
59,250,000	5.250%, 5/15/2004	60,029,138
39,500,000	7.250%, 5/15/2004	42,355,613
13,000,000	6.000%, 8/15/2004	13,490,360
38,000,000	7.250%, 8/15/2004	40,942,720
37,400,000	5.875%, 11/15/2004	38,711,618
29,000,000	7.500%, 2/15/2005	31,757,030

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $386,801,186)	402,612,911

	GOVERNMENT AGENCIES--28.7%
25,685,000	Federal Home Loan Bank System, 5.575%, 9/2/2003	25,972,415
37,200,000	Federal Home Loan Bank System, 6.250%, 11/15/2004	38,378,868
20,500,000	Federal Home Loan Bank System, 7.125%, 2/15/2005	21,761,160
8,900,000	Federal Home Loan Bank System, 7.250%, 5/13/2005	9,509,383
15,700,000	Federal Home Loan Bank System, 6.875%, 8/15/2005	16,595,528
29,000,000	Federal Home Loan Bank System, 7.250%, 2/15/2007	31,438,030
25,000,000	Federal Home Loan Bank System, 7.625%, 5/15/2007	27,663,000

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $161,174,809)	171,318,384

	REPURCHASE AGREEMENT--2.1%[1]
12,550,000	Societe Generale Securities Corp., 5.700%, dated 1/31/2001, due 2/1/2001 (at amortized cost)	12,550,000

	TOTAL INVESTMENTS (IDENTIFIED COST $560,525,995)[2]	$586,481,295

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $561,209,529. Unrealized appreciation of investments on a federal tax basis amounts to $25,271,766 at January 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($596,534,823) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001

Assets:
Total investments in securities, at value (identified cost $560,525,995)		$586,481,295
Income receivable		10,733,477
Receivable for shares sold		1,407,685

TOTAL ASSETS		598,622,457

Liabilities:
Payable for shares redeemed	$799,252
Income distribution payable	1,238,995
Accrued expenses	49,387

TOTAL LIABILITIES		2,087,634

Net assets for 54,901,954 shares outstanding		$596,534,823

Net Assets Consist of:
Paid in capital		$607,341,288
Net unrealized appreciation of investments		25,955,300
Accumulated net realized loss on investments		(36,761,849)
Undistributed net investment income		84

TOTAL NET ASSETS		$596,534,823

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$548,808,106 ÷ 50,509,598 shares outstanding		$10.87

Institutional Service Shares:
$47,726,717 ÷ 4,392,356 shares outstanding		$10.87

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2001

Investment Income:
Interest			$38,299,047

Expenses:
Investment adviser fee		$2,423,537
Administrative personnel and services fee		456,231
Custodian fees		32,568
Transfer and dividend disbursing agent fees and expenses		262,265
Directors'/Trustees' fees		16,601
Auditing fees		12,902
Legal fees		4,893
Portfolio accounting fees		118,173
Distribution services fee--Institutional Service Shares		128,788
Shareholder services fee--Institutional Shares		1,385,923
Shareholder services fee--Institutional Service Shares		128,788
Share registration costs		37,969
Printing and postage		26,150
Insurance premiums		2,401
Miscellaneous		16,572

TOTAL EXPENSES		5,053,761

Waivers:
Waiver of distribution services fee--Institutional Service Shares	$(120,157)
Waiver of shareholder services fee--Institutional Shares	(1,330,486)
Waiver of shareholder services fee--Institutional Service Shares	(4,315)

TOTAL WAIVERS:		(1,454,958)

Net expenses			3,598,803

Net investment income			34,700,244

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(8,663,043)
Net change in unrealized appreciation of investments			43,686,792

Net realized and unrealized gain on investments			35,023,749

Change in net assets resulting from operations			$69,723,993

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,700,244	$34,749,589
Net realized loss on investments	(8,663,043)	(16,617,582)
Net change in unrealized appreciation (depreciation)	43,686,792	(29,829,370)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,723,993	(11,697,363)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(31,863,913)	(32,202,985)
Institutional Service Shares	(2,836,011)	(2,548,497)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,699,924)	(34,751,482)

Share Transactions:
Proceeds from sale of shares	216,100,621	316,352,033
Net asset value of shares issued to shareholders in payment of distributions declared	18,295,856	16,880,482
Cost of shares redeemed	(341,781,033)	(408,169,991)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(107,384,556)	(74,937,476)

Change in net assets	(72,360,487)	(121,386,321)

Net Assets:
Beginning of period	668,895,310	790,281,631

End of period (including undistributed net investment income of $84 for the year ended January 31, 2001)	$596,534,823	$668,895,310

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $36,078,316, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$11,004,150

2006	477,074

2008	8,794,378

2009	15,802,714

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

Year Ended January 31	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,092,773	$158,081,374	26,018,905	$275,393,620
Shares issued to shareholders in payment of distributions declared	1,519,455	15,918,633	1,413,172	14,861,522
Shares redeemed	(25,967,023)	(270,391,850)	(35,297,552)	(372,933,185)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,354,795)	$(96,391,843)	(7,865,475)	$(82,678,043)

Year Ended January 31	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,572,896	$58,019,247	3,881,281	$40,958,413
Shares issued to shareholders in payment of distributions declared	226,939	2,377,223	192,185	2,018,960
Shares redeemed	(6,829,305)	(71,389,183)	(3,346,029)	(35,236,806)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,029,470)	$(10,992,713)	727,437	$7,740,567

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,384,265)	$(107,384,556)	(7,138,038)	$(74,937,476)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended January 31, 2001, were as follows:

Purchases	$460,681,639

Sales	$573,661,627

These purchases and sales of investments represent long-term U.S. government securities.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended January 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended January 31, 1999 were audited by other auditors whose report, dated March 26, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
March 16, 2001

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A Statement of Additional Information (SAI) dated March 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the SEC'S Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3387

Cusip 31428P202

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8022502A-SS (3/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated U.S. Government Securities Fund: 2-5 Years

STATEMENT OF ADDITIONAL INFORMATION

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March 31, 2001

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund: 2-5 Years (Fund), dated March 31, 2001. Obtain the prospectuses and the Annual Report's Management Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

8022502B (3/01)

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CONTENTS

How is the Fund Organized? 1

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Securities in Which the Fund Invests 1

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What Do Shares Cost? 3

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How is the Fund Sold? 3

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Exchanging Securities for Shares 4

Subaccounting Services 4

Redemption in Kind 4

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Massachusetts Partnership Law 4

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Account and Share Information 4

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Tax Information 4

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Who Manages and Provides Services to the Fund? 5

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How Does the Fund Measure Performance? 8

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Who is Federated Investors, Inc.? 9

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Addresses 11

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How is the Fund Organized?

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The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10, 1981. The Board of Trustees (the Board) has established two classes of Shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

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In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

FIXED INCOME SECURITIES

U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund invests:

U.S. Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Inter-fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

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Credit Risks

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  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

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Diversification of Investments

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or the fund would own more than 10% of the outstanding voting securities of that issuer.

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Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Investing in Real Estate

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The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

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Investing in Commodities

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The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Underwriting

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The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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Lending Cash or Securities

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The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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Concentration of Investments

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The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Buying on Margin

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The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for clearance of purchases and sales of securities.

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Pledging Assets

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The Fund will not mortgage, pledge, or hypothecate any of its assets provided that this shall apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Illiquid Securities

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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

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As a matter of operating policy, which may be changed without shareholder approval, the average dollar-weighted duration of the portfolio will not be less that two years nor more than five years.

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation or restriction.

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As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% or its total assets are outstanding.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

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  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
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  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

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The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

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The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

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As of March 1, 2001, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 7,649,032 Shares (14.91%).

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As of March 1, 2001, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Chittenden Bank, Burlington, VT, owned approximately 483,107 Shares (10.98%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Fund; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Trustee from the Fund for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Fund is comprised of one portfolio, and the Federated Fund Complex is comprised of 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of March 1, 2001, the Fund's Board and Officers as a group owned approximately less than 1% of the Fund's outstanding Institutional or Institutional Service Shares.

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Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Fund and 44 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$1579.03	$128,847.72 for the Fund and 44 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1579.03	$128,847.66 for the Fund and 44 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$1579.03	$126,923.53 for the Fund and 44 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1435.27	$115,368.16 for the Fund and 44 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1435.27	$117,117.17 for the Fund and 44 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1435.27	$117,117.14 for the Fund and 44 other investment companies in the Fund Complex

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE

Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		$1579.03	$128,847.66 for the Fund and 44 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1435.27	$117,117.14 for the Fund and 44 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$1435.27	$117,117.17 for the Fund and 44 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$1435.27	$117,117.17 for the Fund and 44 other investment companies in the Fund Complex
J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Fundand 38 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Fundand 44 other investment companies in the Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Fund and 44 other investment companies in the Fund Complex

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Fundand 37 other investment companies in the Fund Complex
William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Fund and 26 other investment companies in the Fund Complex
Susan M. Nason Birth Date: August 29, 1961 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Susan M. Nason has been the Fund's Portfolio Manager since September 1991 She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.	$0	$0 for the Fund and 4 other investment companies in the Fund Complex


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.



# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Fund.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING



As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR


Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended January 31	2001	2000	1999
Advisory Fee Earned	$2,423,537	$2,903,615	$3,034,022

Advisory Fee Reduction	--	--	--

Brokerage Commission	--	--	--

Administrative Fee	456,231	547,224	571,913

12b-1 Fee:
Institutional Service Shares	8,631	11,111	8,996

Shareholder Services Fee:
Institutional Shares	55,437	67,034	71,352

Institutional Service Shares	124,473	133,334	107,953

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year, ten-year or start of performance periods ended January 31, 2001.



Yield is given for the 30-day period ended January 31, 2001.


 	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares:
Total Return	N/A	12.30%	5.73%	6.66%
Yield	4.57%	N/A	N/A	N/A

 	30-Day Period	1 Year	5 Years	Start of Performance on 5/30/1992
Institutional Service Shares:
Total Return	N/A	12.02%	5.46%	5.85%
Yield	4.33%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Merrill Lynch 3-5 Year Treasury Index

Merrill Lynch 3-5 Year Treasury Index is an unmanaged index comprised of U.S. Treasury securities maturing between 3 and 4.99 years.

Merrill Lynch 3-Year Treasury Index


Merrill Lynch 3-Year Treasury Index is an unmanaged index comprised of U.S. government Securities.


Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Addresses

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors


Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


                                    APPENDIX

                        Risk/Return Bar Chart and Table

     Federated  U.S.   Government   Securities  Fund:  2-5  Years  (the  "Fund")
Institutional Shares

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Fund's  Institutional  Shares as of the calendar year-end for each of ten years represented.

     The `y' axis  reflects  the "%  Total  Return"  beginning  with  "-3%"  and increasing in increments of 3% up to 15%.

     The `x' axis represents calculation periods for the last ten calendar years of the Fund,  beginning  with the  earliest  year.  The light gray shaded  chart features ten distinct vertical bars, each shaded in charcoal,  and each visually representing by height the total return percentages for the calendar year stated
directly at its base. The calculated  total return  percentage for the Class for each calendar year is stated directly at the top of each respective bar, for the calendar  years 1991 through 2000. The  percentages  noted are:  13.45%,  6.66%,
7.10%, (1.91%), 13.57%, 3.58%, 7.14%, 8.11%, (0.52%) and 10.18%, respectively.

-------------------------------------------------------------------------------

                                    APPENDIX

Risk/Return Bar Chart and Table

     Federated  U.S.   Government   Securities  Fund:  2-5  Years  (the  "Fund")
Institutional Service Shares

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of eight years represented.

     The `y' axis  reflects  the "%  Total  Return"  beginning  with  "-3%"  and increasing in increments of 3% up to 15%.

     The `x' axis  represents  calculation  periods for the last eight  calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features  eight  distinct  vertical  bars,  each  shaded in  charcoal,  and each visually  representing  by height the total return  percentages for the calendar year stated directly at its base. The calculated total return percentage for the
Class for each  calendar year is stated  directly at the top of each  respective bar, for the calendar years 1993 through 2000 The percentages  noted are: 6.83%,
(2.16%), 13.29%, 3.32%, 6.87%, 7.84%, (0.77%) and 9.90%, respectively.

PART C.     OTHER INFORMATION.

Item 23.   EXHIBITS

          (a)       (i)      Conformed Copy of Restatement and Amendment No. 7 to the
                             Declaration of Trust; +

         (b)      (i)        Copy of By-Laws, as amended, of the Registrant; (4)
                 (ii)        Copy of Amendment No.5 to By-Laws of the Registrant; (7)
                (iii)        Copy of Amendment No. 6 to By-Laws of the Registrant; (8)
                 (iv)        Copy of Amendment No. 7 to By-Laws of the Registrant; (8)
                  (v)        Copy of Amendment No. 8 to By-Laws of the Registrant; (8)
         (c)      (i)        Copy of Specimen Certificate for Institutional Shares of
                             the Trust; (3)
                 (ii)        Copy of Specimen Certificate for Institutional Service
                            Shares of the Trust; (3)

         (d)                 Conformed Copy of Investment Advisory Contract of the
                             Registrant; (1)
         (e)      (i)        Conformed Copy of Distributor's Contract of the
                             Registrant; (6)
                 (ii)        The Registrant hereby incorporates the Conformed
                             Copy of the specimen Mutual Funds Sales and Service
                             Agreement; Mutual Funds Service Agreement; and Plan
                             Trustee/Mutual Funds Service Agreement from Item 24
                             (b)(6) of the Cash Trust Series II Registration
                             Statement on Form N-1A, filed with the Commission
                             on July 24, 1995. (File Numbers 33-38550 and
                             811-6269);

         (f)                 Not applicable;
         (g)      (i)        Conformed Copy of Custodian Agreement of the
                             Registrant; (3)

                 (ii)        Conformed Copy of Custodian Fee Schedule; (8)

------------------------

+     All exhibits have been filed electronically.

     1.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment  No. 12 on Form N-1A  filed  January  19,  1990.  (File Nos.
          2-75769 and 811-3387)

     3.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

     4.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 24 on Form N-1A filed March 29, 1995. (File Nos. 2-75769 and 811-3387)

     6.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 28 on Form N-1A filed March 24, 1997. (File Nos. 2-75769 and 811-3387)

     7.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 29 on Form N-1A filed May 26, 1998.  (File Nos. 2- 75769 and 811-3387)

     8.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment  No. 30 on Form N-1A  filed  January  29,  1999.  (File Nos.
          2-75769 and 811-3387)

         (h)      (i)        Conformed Copy of Amended and Restated Agreement for
                             Fund Accounting Services, Administrative Services,
                             Transfer Agency Services and Custody Services
                             Procurement; (6)
                 (ii)        The responses described in Item 23(e)(ii)are hereby
                             incorporated by reference;
                (iii)        The Registrant hereby incorporates the Conformed Copy of
                             the Shareholder Services Sub-Contract between Fidelity
                             and Federated Shareholder Services from Item
                             24(b)(9)(iii) of the Federated GNMA Trust Registration
                             Statement on Form N-1A, filed with the Commission on
                             March 26, 1996.  (File Nos. 2-75670 and 811-3375).
                 (iv)        Conformed Copy of Amended and Restated Shareholder
                             Services Agreement; (7)

         (i)                 Conformed Copy of Opinion and Consent of Counsel as to
                             Legality of Shares being Registered; (3)
         (j)                 Conformed Copy of Consent of Independent Auditors; +
         (k)                 Not applicable;
         (l)                 Conformed Copy of Initial Capital Understanding; (3)
         (m)      (i)        Conformed Copy of Rule 12b-1 Plan of the Registrant; (3)
         (n)                 The Registrant hereby incorporates the Conformed Copy of
                             the specimen Multiple Class Plan from Item 24(b)(18) of
                             the World Investment Series, Inc. Registration Statement
                             on Form N-1A, filed with the Commission on January 26,
                             1996.  (File Nos. 33-52149 and 811-07141);
         (o)      (i)        Conformed Copy of Power of Attorney of the Registrant; +
                 (ii)        Conformed Copy of Power of Attorney of Chief Investment
                          Officer of the Registrant; +

         (p)                 The Registrant hereby incorporates the Conformed Copy of
                             the Code of Ethics for Access Persons from Item 23(p) of
                             the Federated Managed Allocation Portfolio Registration
                             Statement on Form N-1A filed with the Commission on
                             January 25, 2001. (File Nos. 33-51247 and 811-7129).

+All exhibits have been filed electronically.

     3.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

     6.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 28 on Form N-1A filed March 24, 1997. (File Nos. 2-75769 and 811-3387)

     7.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment No. 29 on Form N-1A filed May 26, 1998.  (File Nos.  2-75769 and 811-3387)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
         -----------------------------------------------------------

            None

Item 25. INDEMNIFICATION: (1)
         ---------------

----------------------

     1.   Response is incorporated  by reference to Registrant's  Post-Effective
          Amendment  No. 12 on Form N-1A  filed  January  19,  1990.  (File Nos.
          2-75769 and 811-3387)

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
         ----------------------------------------------------

     For a description of the other business of the investment adviser,  see the section  entitled "Who Manages the Fund?" in Part A. The  affiliations  with the
Registrant  of four of the Trustees  and one of the  Officers of the  investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides  Services to the Fund?" The  remaining  Trustees of the  investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue,
(Chief  Financial  Officer,  Federated  Investors,  Inc.),  1001 Liberty Avenue,
Pittsburgh,  PA,  15222-3779  and Mark D. Olson (a principal of the firm Mark D.
Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301
Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

The remaining Officers of the investment adviser are:

Executive Vice Presidents:                William D. Dawson, III
                                          Henry A. Frantzen
                                          J. Thomas Madden

Senior Vice Presidents:                   Stephen F. Auth
                                          Joseph M. Balestrino
                                          David A. Briggs
                                          Jonathan C. Conley
                                          Deborah A. Cunningham
                                          Michael P. Donnelly
                                          Linda A. Duessel
                                          Mark E. Durbiano
                                          James E. Grefenstette
                                          Jeffrey A. Kozemchak
                                          Sandra L. McInerney
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Bernard A. Picchi
                                          Peter Vutz

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Arthur J. Barry
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Micheal W. Casey
                                          Robert E. Cauley

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR (CONTINUED):
         -----------------------------------------------------------------

Vice Presidents:                          Fred B. Crutchfield
                                          Lee R. Cunningham, II
                                          Alexandre de Bethmann
                                          Anthony Delserone, Jr.
                                          Donald T. Ellenberger
                                          Eamonn G. Folan
                                          Kathleen M. Foody-Malus
                                          Thomas M. Franks
                                          Marc Halperin
                                          John W. Harris
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          William R. Jamison
                                          Constantine J. Kartsonas
                                          Nathan H. Kehm
                                          John C. Kerber
                                          Robert M. Kowit
                                          Richard J. Lazarchic
                                          Steven J. Lehman
                                          Marian R. Marinack
                                          Christopher Matyszewski
                                          Natalie F. Metz
                                          Joseph M. Natoli
                                          Jeffrey A. Petro
                                          John Quartarolo
                                          Keith J. Sabol
                                          Ihab Salib
                                          Frank Semack
                                          Aash M. Shah
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Leonardo A. Vila
                                          Paige M. Wilhelm
                                          Richard Winkowski
                                          Lori A. Wolff
                                          George B. Wright

Assistant Vice Presidents:                Catherine A. Arendas
                                          Angela Auchey
                                          Nancy J. Belz
                                          Regina Chi
                                          Ross M. Cohen
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Fred B. Crutchfield
                                          James H. Davis, II
                                          Joseph DelVecchio
                                          Paul S. Drotch
                                          Salvatore A. Esposito
                                          John T. Gentry
                                          David Gilmore
Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR (CONTINUED):
         ----------------------------------------------------------------

Assistant Vice Presidents:                Nikola A. Ivanov
                                          Carol Kayworth
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Ted T. Lietz, Sr.
                                          Monica Lugani
                                          Natalie F. Metz
                                          Theresa Miller
                                          Thomas Mitchell
                                          Bob Nolte
                                          Mary Kay Pavuk
                                          Rae Ann Rice
                                          Roberto Sanchez-Dahl, Sr.
                                          Sarath Sathkumara
                                          James W. Schaub
                                          Jennifer G. Setzenfand
                                          John Sidawi
                                          Diane Tolby
                                          Peter Tropaitis
                                          Michael R. Tucker
                                          Steven J. Wagner

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretaries:                    C. Grant Anderson
                                          Leslie K. Ross

Assistant Treasurer:                      Denis McAuley, III

The business address of each of the Officers of the investment adviser is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in
Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
          Registrant,  acts as principal  underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series,  Inc.; CCB Funds;  Edward D. Jones
& Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund,
Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core
Trust;  Federated Equity Funds;  Federated  Equity Income Fund, Inc.;  Federated
Fixed Income Securities,  Inc.;  Federated Fund for U.S. Government  Securities,
Inc.;  Federated  GNMA Trust;  Federated  Government  Income  Securities,  Inc.;
Federated High Income Bond Fund,  Inc.;  Federated  High Yield Trust;  Federated
Income  Securities  Trust;   Federated  Income  Trust;  Federated  Index  Trust;
Federated   Institutional   Trust;   Federated   Insurance   Series;   Federated
International  Series,  Inc.; Federated Investment Series Funds, Inc.; Federated
Managed Allocation  Portfolios;  Federated  Municipal  Opportunities Fund, Inc.;
Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income
Trust;  Federated  Short-Term  Municipal  Trust;  Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government  Bond Fund;  Federated U.S.  Government  Securities  Fund: 1-3 Years;
Federated U.S.  Government  Securities  Fund: 2-5 Years;  Federated Total Return
Government Bond Fund;  Federated Utility Fund, Inc.;  Federated World Investment
Series, Inc.; FirstMerit Funds;  Hibernia Funds;  Independence One Mutual Funds;
Intermediate  Municipal Trust;  Marshall Funds,  Inc.; Money Market  Obligations
Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance
Funds;  The Wachovia Funds;  The Wachovia  Municipal  Funds; and Vision Group of
Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                WITH REGISTRANT
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional

Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant

Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                 WITH REGISTRANT
---------------------         ------------------       ---------------------

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning

         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                 WITH REGISTRANT
---------------------         ------------------       ---------------------

Vice Presidents:              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated  Securities Corp.
is Federated  Investors  Tower,  1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
15222-3779.

(c)   Not applicable.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a)
            of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

     (Notices should be sent to the agent for Services at above address)

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA 02266-8600
            ("Transfer Agent, Dividend
            Disbursing Agent and
            Portfolio Recordkeeper")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue

                                                Pittsburgh, PA  15222-3779

            Federated Investment Management     Federated Investors Tower
            Company                             1001 Liberty Avenue
            ("Adviser")                         Pittsburgh, PA  15222-3779

            State Street Bank and Trust         P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Custodian")

Item 29.  MANAGEMENT SERVICES:  Not applicable.
          -------------------

Item 30.  UNDERTAKINGS:
          ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company  Act of 1940,  the  Registrant,  FEDERATED  U.S.  GOVERNMENT
SECURITIES  FUND: 2-5 YEARS certifies that it meets all of the  requirements for effectiveness of this Amendment to its Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Amendment to its Registration  Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
26th day of March 2001.

                 FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  March 26, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/C. Grant Anderson            Attorney In Fact        March 26, 2001
    C. Grant Anderson               For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

J. Christopher Donahue*             President and Trustee

William D. Dawson, III*             Chief Investment Officer

Richard J. Thomas*                  Treasurer(Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney